Concentration of Risk	12 Months Ended
Dec. 31, 2024
Risks and Uncertainties [Abstract]
Concentration of Risk

Note 17 – Concentration of Risk

a)	Major Customers

For the twelve months ended December 31, 2023, the Company generated total net revenue of $198,740, of which four customers accounted for 48%, 17%, 14% and 10% of our total revenue, amounting to $175,764.

For the twelve months ended December 31, 2024, the Company generated total net revenue of $98,787, of which one customer accounted for 71% of our total revenue, amounting to $70,004.

	For the year ended December 31,
	2024	2023	2024	2023	2024	2023
	Revenue	Revenue	% of Revenue	% of Revenue	Account receivables	Account receivables
Customer A	$-	$33,554	-%	17%	$-	$-
Customer B	$9,844	$19,714	10%	10%	$-	$-
Customer C	$-	$95,415	-%	48%	$-	$-
Customer D	$-	$27,081	-%	14%	$-	$-
Customer E	$18,939	$14,063	19%	7%	$6,240	$3,811
Customer F	$-	$8,149	-%	4%	$-	$-
Customer G	$-	$764	-%	-%	$-	$760
Customer H	$70,004	$-	71%	-%	$-	$-
Customer I	$-	$-	-%	-%	$1,385	$-
Total	$98,787	$198,740	100%	100%	$7,625	$4,571

b)	Major Vendors

For the twelve months ended December 31, 2023, the Company incurred cost of revenue of $63,350, of which only one supplier accounted for 66% of the Company’s purchases with no significant outstanding payables.

For the twelve months ended December 31, 2024, the Company incurred cost of revenue of $32,356, of which only one supplier accounted for 92% of the Company’s purchases with no significant outstanding payables.

	For the year ended December 31,
	2024	2023	2024	2023	2024	2023
	Cost of Revenue	Cost of Revenue	% of Cost of Revenue	% of Cost of Revenue	Account payables	Account payables
Vendor A	$-	$296	-%	-%	$-	$-
Vendor B	$-	$2,021	-%	3%	$-	$-
Vendor C	$558	$394	2%	1%	$-	$-
Vendor D	$-	$2,015	-%	3%	$-	$-
Vendor E	$-	$1,314	-%	2%	$-	$-
Vendor F	$-	$416	-%	1%	$-	$-
Vendor G	$-	$41,618	-%	66%	$-	$-
Vendor H	$-	$749	-%	1%	$-	$-
Vendor I	$-	$6,183	-%	10%	$-	$-
Vendor J	$-	$1,971	-%	3%	$-	$-
Vendor K	$-	$940	-%	1%	$-	$-
Vendor L	$744	$531	2%	1%	$-	$-
Vendor M	$-	$463	-%	1%	$-	$505
Vendor N	$-	$3,067	-%	5%	$-	$-
Vendor O	$135	$1,372	1%	2%	$-	$-
Vendor P	$55	$-	-%	-%	$-	$-
Vendor Q	$704	$-	2%	-%	$-	$-
Vendor R	$98	$-	-%	-%	$-	$-
Vendor S	$427	$-	1%	-%	$-	$-
Vendor T	$29,635	$-	92%	-%	$-	$-
Vendor U	$-	$-	-%	-%	$804	$-
Total	$32,356	$63,350	100%	100%	$804	$505

c)	Credit Risk

Financial instruments that are potentially subject to credit risk consist principally of accounts receivable. The Company believes the concentration of credit risk in its account receivables is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information. Risks are substantially mitigated as payments are progressive based on work completed.